Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Reconciliation of Total Interest Cost
	December 31,	December 31,	December 31,
	2015	2014	2013

Interest cost capitalized	$2,268	$—	—
Interest cost charged to income	9,275	2,259	4,321

Total interest cost	$11,543	$2,259	4,321